REVENUE RECOGNITION, Disaggregation of Revenue (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Revenue	$ 6,584	$ 5,804	$ 12,948	$ 11,013	$ 24,024	$ 15,183
United States [Member] | Revenue [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Abstract]
Concentration risk, percentage			97.00%	100.00%		100.00%
United States [Member] | Revenue [Member] | Geographic Concentration Risk [Member] | Customer [Member]
Disaggregation of Revenue [Abstract]
Concentration risk, percentage					99.00%
United States [Member] | Long-Lived Assets [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Abstract]
Concentration risk, percentage			75.00%		99.00%	100.00%
United States [Member] | Long-Lived Assets [Member] | Geographic Concentration Risk [Member] | Customer [Member]
Disaggregation of Revenue [Abstract]
Concentration risk, percentage					99.00%
Brand Revenue [Member]
Disaggregation of Revenue [Abstract]
Revenue	248	152	$ 438	$ 284	$ 654	$ 241
Brand Revenue [Member] | United States [Member]
Disaggregation of Revenue [Abstract]
Revenue	248	152	438	284	654	241
Retail Revenue [Member]
Disaggregation of Revenue [Abstract]
Revenue	6,336	5,652	12,510	10,729	23,370	14,942
Retail Revenue [Member] | United States [Member]
Disaggregation of Revenue [Abstract]
Revenue	6,159	5,652	12,112	10,718	23,180	14,942
Retail Revenue [Member] | Canada [Member]
Disaggregation of Revenue [Abstract]
Revenue	$ 177	$ 0	$ 398	$ 11	$ 190	$ 0